Note 3 - Loans and Allowance for Loan Losses (Details) - Loan Portfolio by Credit Quality (USD $)	Dec. 31, 2014	Dec. 31, 2013
Rating:
Loans receivable	$ 493,437,064	$ 472,356,822
Real Estate Construction [Member] | Pass [Member]
Rating:
Loans receivable	27,370,000	31,433,000
Real Estate Construction [Member] | Special Mention [Member]
Rating:
Loans receivable	6,522,000	7,253,000
Real Estate Construction [Member] | Substandard [Member]
Rating:
Loans receivable	2,893,000	683,000
Real Estate Construction [Member] | Doubtful [Member]
Rating:
Loans receivable		3,897,000
Real Estate Construction [Member]
Rating:
Loans receivable	36,784,584	43,266,130
Real Estate Commercial [Member] | Pass [Member]
Rating:
Loans receivable	207,311,000	169,135,000
Real Estate Commercial [Member] | Special Mention [Member]
Rating:
Loans receivable	5,076,000	4,721,000
Real Estate Commercial [Member] | Substandard [Member]
Rating:
Loans receivable	2,758,000	5,224,000
Real Estate Commercial [Member] | Doubtful [Member]
Rating:
Loans receivable	460,000
Real Estate Commercial [Member]
Rating:
Loans receivable	215,605,054	179,079,433
One to Four Family Units [Member] | Pass [Member]
Rating:
Loans receivable	94,129,000	83,341,000
One to Four Family Units [Member] | Special Mention [Member]
Rating:
Loans receivable	2,501,000	8,954,000
One to Four Family Units [Member] | Substandard [Member]
Rating:
Loans receivable	1,271,000	1,503,000
One to Four Family Units [Member]
Rating:
Loans receivable	97,900,814	93,797,650
Multi-Family Units [Member] | Pass [Member]
Rating:
Loans receivable	33,786,000	45,768,000
Multi-Family Units [Member] | Special Mention [Member]
Rating:
Loans receivable		420,000
Multi-Family Units [Member]
Rating:
Loans receivable	33,785,959	46,188,434
Commercial Loans [Member] | Pass [Member]
Rating:
Loans receivable	78,197,000	78,622,000
Commercial Loans [Member] | Special Mention [Member]
Rating:
Loans receivable	10,273,000	9,161,000
Commercial Loans [Member] | Substandard [Member]
Rating:
Loans receivable	3,644,000	2,738,000
Commercial Loans [Member] | Doubtful [Member]
Rating:
Loans receivable		2,201,000
Commercial Loans [Member]
Rating:
Loans receivable	92,114,216	92,721,783
Consumer and Other Loans [Member] | Pass [Member]
Rating:
Loans receivable	17,015,000	16,743,000
Consumer and Other Loans [Member] | Special Mention [Member]
Rating:
Loans receivable		107,000
Consumer and Other Loans [Member] | Substandard [Member]
Rating:
Loans receivable	231,000	453,000
Consumer and Other Loans [Member]
Rating:
Loans receivable	17,246,437	17,303,392
Pass [Member]
Rating:
Loans receivable	457,808,000	425,042,000
Special Mention [Member]
Rating:
Loans receivable	24,372,000	30,616,000
Substandard [Member]
Rating:
Loans receivable	10,797,000	10,601,000
Doubtful [Member]
Rating:
Loans receivable	$ 460,000	$ 6,098,000